CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net Loss	$ (5,769,748)	$ (2,514,948)	$ (4,187,892)	$ (4,276,262)
Adjustments to Reconcile Net Loss to Net Cash Used In Operations
Loss on fair market valuation of derivatives	472,000	36,000	91,000	(870,000)
Depreciation and amortization	788	763
Common Stock issued for financing expenses	17,365	0	406,508	339,741
Preferred Stock issued for financing expenses	262,418	0
Amortization of intangible assets			1,551	576
Stock issued for services	199,609	59,500	202,270	136,700
Stock issued for compensation	1,332,883	450,600	505,509	17,300
Amortization of prepaid expenses paid for in stock	0	0	0	2,577,470
Gain on extinguishment of debt	(18,378)	(46,978)	(46,978)	0
Accretion of debt discount	169,003	82,132	444,450	255,583
Warrant grants issued for compensation and services			206,700	457,500
Equity instruments issued with debt greater than debt carrying amount			0	736,000
Inventory reserve			(49,200)	2,179
Changes in Assets and Liabilities
(Increase) in accounts receivable	(111,000)	(55,971)	(472,297)	1,216
Decrease in receivable from Technology Business Tax Certificate Transfer Program	3,357,144	2,209,715	(1,147,429)	(2,209,715)
(Increase) in inventories	(552,340)	(138,297)	(366,810)	130,418
Decrease in deferred cost of goods sold	75,497	0	(569,036)	0
(Increase) Decrease in prepaid expenses	(215,103)	22,073	3,044	448,919
(Increase) in note receivable	0	(5,128)
(Increase) of intangible assets	0	(41,000)
(Increase) Decrease in deposits	220,092	(4,666)	(418,892)	0
(Decrease) in accounts payable and accrued expenses	(304,434)	22,572	2,326,763	807,182
(Decrease) in customer deposits	0	(39,970)	(39,970)	0
(Decrease) in deferred revenue	(194,288)	0	1,269,470	0
Net Cash (Used in) Provided by Operating Activities	(1,058,490)	36,397	(1,841,239)	(1,445,193)
Cash Flows from Investing Activities
Acquisition of business	0	(75,000)	(100,000)	0
Purchase of intangible assets			(41,000)	0
Net Cash Provide by Investing Activities	0	(75,000)	(141,000)	0
Cash Flows from Financing Activities
Proceeds from debt	1.495030	1,203,090	3,331,688	1,487,522
Proceeds from the sale of preferred stock			0	135,000
Repayment of debt	(528,000)	(1,171,522)	(1,251,522)	(171,000)
Net Cash Used in Financing Activities	967.030	31,568	2,080,166	1,451,522
Net Decrease in Cash	(91,460)	(7,035)	97,927	6,329
Cash at beginning of period	106,773	8,846	8,846	2,517
Cash at end of period	15,313	1,811	106,773	8,846
Supplemental Disclosure of Cash Flow information:
Interest Expense	213,621	85,575	86,169	4,861
Income Taxes			5,500	0
Issuance of G shares as Preferred dividend (9,851 and 14,878 shares)	579,963	743,900
Business Acquisition
Supplemental Disclosure of Cash Flow information:
Stock issued for services	0	140,000
Convertible Preferred Stock
Supplemental Disclosure of Cash Flow information:
Issuance of G shares as Preferred dividend (9,851 and 14,878 shares)			55,188	0
Convertible Preferred Stock Series G shares issued for financing			153,740	221,000
Common Stock
Supplemental Disclosure of Cash Flow information:
Stock issued for services	399,163	0
Prepaid Expense
Supplemental Disclosure of Cash Flow information:
Income Taxes	0	3,999
Stock issued for services	$ 150,348	$ 333,863